Background And Basis Of Presentation (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Aug. 31, 2011	Jun. 30, 2011	Oct. 31, 2011 Altria Group, Inc. October 2011 [Member]
Background And Basis Of Presentation [Line Items]
Equity method investment, ownership percentage		27.00%		27.00%
Increase in quarterly dividend					7.90%
Dividend per common share					$ 0.41	$ 0.38
Annualized dividend rate				$ 1.64
Common stock repurchase amount authorized							$ 1,000,000,000
Repurchase program expected completion date				December 31, 2012
Shares repurchased during period		11.7	37.6	49.3
Shares repurchased during period, value		327,000,000		1,300,000,000
Planned share repurchase program	$ 1,000,000,000
Average price of repurchased shares, per share		$ 27.84	$ 26.62	$ 26.91